Quarterly Report
March 31, 2022
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 0.8%
Rolls-Royce Holdings PLC (a)	1,230,795	$1,618,248
Alcoholic Beverages – 5.0%
Diageo PLC	117,792	$5,953,584
Pernod Ricard S.A.	18,657	4,091,891
		$10,045,475
Apparel Manufacturers – 4.9%
Burberry Group PLC	66,826	$1,459,288
Kering S.A.	3,068	1,938,049
LVMH Moet Hennessy Louis Vuitton SE	8,940	6,365,902
		$9,763,239
Automotive – 0.5%
Koito Manufacturing Co. Ltd.	23,200	$939,234
Biotechnology – 0.1%
Hugel, Inc. (a)	2,018	$230,371
Brokerage & Asset Managers – 1.6%
Deutsche Boerse AG	12,459	$2,238,119
London Stock Exchange Group	9,739	1,019,141
		$3,257,260
Business Services – 2.6%
Cap Gemini S.A.	10,246	$2,279,153
Experian PLC	77,375	2,983,966
		$5,263,119
Chemicals – 0.7%
UPL Ltd.	145,489	$1,466,792
Computer Software – 5.6%
Dassault Systemes SE	25,053	$1,234,486
Kingsoft Corp.	169,800	548,035
Naver Corp.	7,259	2,029,785
Oracle Corp. Japan	13,300	923,627
SAP SE	53,916	6,016,126
Wisetech Global Ltd.	11,807	444,808
		$11,196,867
Computer Software - Systems – 4.1%
Amadeus IT Group S.A. (a)	21,225	$1,382,512
Hitachi Ltd.	121,600	6,093,190
NICE Systems Ltd., ADR (a)	3,411	747,009
		$8,222,711
Consumer Products – 3.8%
AmorePacific Corp.	9,658	$1,267,923
Kao Corp.	25,400	1,042,714
KOSE Corp.	7,200	753,038
Reckitt Benckiser Group PLC	59,835	4,573,607
		$7,637,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
Prysmian S.p.A.	63,866	$2,175,500
Schneider Electric SE	38,899	6,494,439
		$8,669,939
Electronics – 5.8%
ASML Holding N.V.	3,028	$2,019,674
Delta Electronics, Inc.	299,000	2,781,363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,950	6,875,947
		$11,676,984
Energy - Independent – 1.8%
Reliance Industries Ltd.	75,118	$2,599,990
Santos Ltd.	188,233	1,082,378
		$3,682,368
Food & Beverages – 5.1%
Nestle S.A.	78,036	$10,130,697
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	17,200	$851,168
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (a)	17,789	$2,059,025
General Merchandise – 0.4%
Walmart de Mexico S.A.B. de C.V.	202,822	$835,353
Insurance – 3.2%
AIA Group Ltd.	507,600	$5,314,284
Ping An Insurance Co. of China Ltd., “H”	146,000	1,030,115
		$6,344,399
Internet – 2.0%
Tencent Holdings Ltd.	49,900	$2,354,052
Z Holdings Corp.	392,600	1,704,618
		$4,058,670
Leisure & Toys – 0.4%
Prosus N.V.	13,209	$699,249
Machinery & Tools – 4.5%
Assa Abloy AB	89,260	$2,406,763
GEA Group AG	53,302	2,199,996
Ingersoll Rand, Inc.	34,030	1,713,411
Ritchie Bros. Auctioneers, Inc.	44,792	2,645,636
		$8,965,806
Major Banks – 1.6%
DBS Group Holdings Ltd.	122,600	$3,223,196
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,088	$638,896
Medical Equipment – 4.6%
EssilorLuxottica	27,695	$5,055,585
QIAGEN N.V. (a)	54,067	2,653,921
Terumo Corp.	52,400	1,586,973
		$9,296,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	338,000	$1,429,552
Other Banks & Diversified Financials – 5.0%
AEON Financial Service Co. Ltd.	69,000	$684,053
Credicorp Ltd.	10,650	1,830,415
Element Fleet Management Corp.	186,249	1,802,674
Grupo Financiero Banorte S.A. de C.V.	174,413	1,311,386
HDFC Bank Ltd.	226,884	4,379,054
		$10,007,582
Pharmaceuticals – 10.7%
Bayer AG	45,002	$3,078,911
Hypera S.A.	82,551	671,186
Novartis AG	63,443	5,564,044
Novo Nordisk A.S., “B”	21,996	2,435,984
Roche Holding AG	24,386	9,644,061
		$21,394,186
Precious Metals & Minerals – 2.4%
Agnico Eagle Mines Ltd.	40,477	$2,476,895
Franco-Nevada Corp.	14,758	2,348,483
		$4,825,378
Railroad & Shipping – 3.1%
Canadian National Railway Co.	30,512	$4,092,880
Canadian Pacific Railway Ltd.	24,376	2,011,851
		$6,104,731
Restaurants – 0.5%
Yum China Holdings, Inc.	16,833	$699,243
Yum China Holdings, Inc.	8,650	378,112
		$1,077,355
Specialty Chemicals – 8.3%
Akzo Nobel N.V.	19,354	$1,662,821
L'Air Liquide S.A.	21,100	3,691,217
Linde PLC	18,624	6,001,415
Nitto Denko Corp.	18,800	1,347,346
Sika AG	6,235	2,054,163
Symrise AG	16,575	1,989,876
		$16,746,838
Specialty Stores – 1.5%
Alibaba Group Holding Ltd. (a)	170,800	$2,337,788
JD.com, Inc., “A” (a)	2,411	70,613
Just Eat Takeaway (a)	10,683	358,584
Ocado Group PLC (a)	16,947	259,047
		$3,026,032
Tobacco – 1.6%
ITC Ltd.	423,656	$1,396,300
Swedish Match AB	248,331	1,867,957
		$3,264,257
Total Common Stocks		$198,648,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.21% (v)	1,545,335	$1,545,335

Other Assets, Less Liabilities – 0.3%		612,947
Net Assets – 100.0%		$200,807,020
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,545,335 and $198,648,738, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$31,150,722	$—	$31,150,722
Switzerland	—	28,031,861	—	28,031,861
Germany	2,199,996	15,976,953	—	18,176,949
United Kingdom	1,019,141	16,847,740	—	17,866,881
Japan	—	15,925,961	—	15,925,961
Canada	15,378,419	—	—	15,378,419
India	—	9,842,136	—	9,842,136
Taiwan	6,875,947	2,781,363	—	9,657,310
China	699,243	8,148,267	—	8,847,510
Other Countries	7,108,760	36,662,229	—	43,770,989
Mutual Funds	1,545,335	—	—	1,545,335
Total	$34,826,841	$165,367,232	$—	$200,194,073
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,586,283	$11,999,065	$15,040,013	$—	$—	$1,545,335
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$616	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
France	15.5%
Switzerland	14.0%
Germany	9.1%
United Kingdom	8.9%
Japan	7.9%
Canada	7.7%
United States	4.9%
India	4.9%
Taiwan	4.8%
Other Countries	22.3%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.